March 3, 2004
EDGAR

Securities and Exchange Commission
450 Fifth Avenue
Washington, D.C. 20549

Re:   John Hancock Investment Trust II
        John Hancock Financial Industries Fund
        John Hancock Regional Bank Fund
        John Hancock Small Cap Equity Fund

      File Nos. 2-90305; 811-3999   0000743861

      CERTIFICATE UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2004 for the above captioned registrants that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement that has been filed electronically.



                                           Sincerely,



                                           /s/Joan O'Neill
                                           ---------------
                                           Joan O'Neill
                                           Senior Paralegal


Enclosures

s:corpsec/corresp/o'neill/497jc